SCHEDULE 1 (CONDENSED STATEMENTS OF CASH FLOWS) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$ 4,069,844	$ 2,716,378	$ 13,054,652
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Other payables and accrued expenses	744,552	480,773	229,913
Due to shareholder	50,000
Net cash provided by (used in) operating activities	10,011,383	(8,767,390)	(20,143,383)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities	8,055,576	(32,982)	(162,229)
CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased		(96,608)
Net cash provided by (used in) financing activities	(22,060,165)	8,159,102	7,668,492
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(3,993,206)	(641,270)	(12,637,120)
Effect of exchange rate changes on cash	3,135,892	1,069,773	1,882,399
Cash and cash equivalents at beginning of period	1,996,764	1,568,261	12,322,982
CASH AND CASH EQUIVALENTS AT END OF PERIOD	1,139,450	1,996,764	1,568,261
Ossen Innovation Co., Ltd [Member]
CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	3,643,758	2,468,511
Adjustments to reconcile net income to net cash provided by/ (used in) operating activities:
Equity in earnings of subsidiaries	(4,366,716)	(2,942,190)
Other payables and accrued expenses	645,810
Due to shareholder	50,000
Net cash provided by (used in) operating activities	(27,148)	(473,679)
CASH FLOWS FROM INVESTING ACTIVITIES:
Net cash provided by (used in) investing activities
CASH FLOWS FROM FINANCING ACTIVITIES:
Treasury stock purchased		(96,608)
Net cash provided by (used in) financing activities		(96,608)
INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(27,148)	(570,287)
Effect of exchange rate changes on cash	(49)	1
Cash and cash equivalents at beginning of period	46,368	616,654
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 19,171	$ 46,368